UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	2.05%
Communications	6.39%
Consumer, Cyclical	10.67%
Consumer, Non-cyclical	16.11%
Diversified	0.53%
Energy	5.24%
Financial	32.13%
Industrial	6.52%
Technology	5.67%
Utilities	4.71%
Short Term Investments	9.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$1,141.80	$7.39

Hypothetical (5% return before expenses)	$1,000.00	$1,017.62	$6.96

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.23%
3,700	American Pacific Corp (a)	$104,895
20,400	Codexis Inc (a)	45,084
2,200	Material Sciences Corp (a)(b)	22,132
14,900	Minerals Technologies Inc	615,966
1,800	Oil-Dri Corp of America (a)	49,446
8,100	PH Glatfelter Co	203,310
16,000	Resolute Forest Products Inc (a)	210,720
5,600	Stillwater Mining Co (a)(b)	60,144
12,500	Xerium Technologies Inc (a)	127,250

		1,438,947

Communications — 6.94%
12,200	AOL Inc	445,056
5,000	ARRIS Group Inc (a)	71,750
92,800	Aviat Networks Inc (a)	243,136
7,700	Aware Inc	40,040
3,900	ClearOne Inc (a)	33,189
25,900	Comtech Telecommunications Corp	696,451
80,800	Entravision Communications Corp Class A (a)	496,920
3,700	Fairpoint Communications Inc (a)(b)	30,895
4,300	Global Sources Ltd (a)	28,853
29,700	IDT Corp Class B	555,093
7,900	LIN TV Corp Class A (a)	120,870
17,600	Meru Networks Inc (a)	70,928
35,300	Neutral Tandem Inc	202,975
10,800	Overstock.com Inc (a)(b)	304,560
5,100	PC-Tel Inc	43,248
9,300	Sohu.com Inc (a)(b)	573,066
51,600	Telenav Inc (a)	269,868
9,900	USA Mobility Inc	134,343
4,100	WebMD Health Corp (a)	120,417

		4,481,658

Consumer, Cyclical — 11.61%
8,300	Ambassadors Group Inc	29,465
1,300	Big 5 Sporting Goods Corp	28,535
27,000	Brown Shoe Co Inc	581,310
20,500	Build-A-Bear Workshop Inc (a)	124,435
5,500	China Automotive Systems Inc (a)(b)	28,325
17,000	Christopher & Banks Corp (a)	114,580
12,400	GameStop Corp Class A (b)	521,172
1,500	Hooker Furniture Corp	24,390
34,300	Iconix Brand Group Inc (a)	1,008,763
44,600	Kimball International Inc Class B	433,066
1,500	Krispy Kreme Doughnuts Inc (a)	26,175
22,000	Lakes Entertainment Inc (a)	77,440
11,900	Marriott Vacations Worldwide Corp (a)	514,556
10,000	Multimedia Games Holding Co Inc (a)	260,700
600	Nathan’s Famous Inc (a)	31,350
27,000	Nautilus Inc (a)	234,630
4,800	Office Depot Inc (a)	18,576

Shares		Value

Consumer, Cyclical — (continued)
9,700	Oshkosh Corp (a)	$368,309
28,600	PetMed Express Inc (b)	360,360
7,200	Red Robin Gourmet Burgers Inc (a)	397,296
259,400	Rite Aid Corp (a)	741,884
10,400	Roundy’s Inc (a)	86,632
67,200	SkyWest Inc	909,888
3,000	Tower International Inc (a)	59,370
3,900	Trans World Entertainment Corp (a)	18,954
7,800	Visteon Corp (a)	492,336

		7,492,497

Consumer, Non-cyclical — 17.52%
16,000	Addus HomeCare Corp (a)	315,840
43,500	Albany Molecular Research Inc (a)	516,345
10,500	AMAG Pharmaceuticals Inc (a)	233,625
200	Arden Group Inc Class A	22,078
6,600	Ascent Capital Group Inc Class A (a)	515,262
92,000	Astex Pharmaceuticals (a)	378,120
14,500	Barrett Business Services Inc	757,045
6,200	Cal-Maine Foods Inc	288,362
37,000	CardioNet Inc (a)	218,300
48,300	Convergys Corp	841,869
10,700	CoreLogic Inc (a)	247,919
6,200	CSS Industries Inc	154,566
24,500	Cumberland Pharmaceuticals Inc (a)(b)	125,195
18,500	Endocyte Inc (a)	242,905
65,100	Enzon Pharmaceuticals Inc	130,200
5,300	Farmer Bros Co (a)	74,518
6,200	Green Dot Corp Class A (a)(b)	123,690
11,900	Isis Pharmaceuticals Inc (a)(b)	319,753
9,100	John B Sanfilippo & Son Inc	183,456
8,800	Ligand Pharmaceuticals Inc Class B (a)(b)	329,296
44,600	Maxygen Inc	110,608
2,500	Momenta Pharmaceuticals Inc (a)	37,650
6,900	National American University Holdings Inc	25,806
2,900	Omega Protein Corp (a)	26,042
59,500	Pacific Biosciences of California Inc (a)	149,940
72,500	Pilgrim’s Pride Corp (a)	1,083,150
9,100	Providence Service Corp (a)	264,719
21,900	Quad/Graphics Inc (b)	527,790
10,600	Repligen Corp (a)	87,344
41,600	RPX Corp (a)	698,880
56,000	RTI Biologics Inc (a)	210,560
2,000	Sanderson Farms Inc	132,840
29,400	Santarus Inc (a)	618,870
3,700	Sucampo Pharmaceuticals Inc Class A (a)	24,346
30,100	SUPERVALU Inc (a)(b)	187,222
2,900	SurModics Inc (a)	58,029
12,600	Targacept Inc (a)	53,802
8,100	Tree.com Inc	138,834
3,500	United Therapeutics Corp (a)	230,370
7,700	Universal Corp (b)	445,445

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
7,200	Viad Corp	$	176,544

			11,307,135

Diversified — 0.58%
49,800	Harbinger Group Inc (a)		375,492

Energy — 5.70%
39,900	Alon USA Energy Inc		576,954
10,000	CVR Energy Inc		474,000
19,100	Delek US Holdings Inc		549,698
27,300	Exterran Holdings Inc (a)		767,676
37,200	Green Plains Renewable Energy Inc (a)		495,504
15,200	Renewable Energy Group Inc (a)		216,296
12,700	REX American Resources Corp (a)		365,379
37,400	Vaalco Energy Inc (a)		213,928
700	Western Refining Inc (b)		19,649

			3,679,084

Financial — 34.94%
15,400	Access National Corp		199,892
12,500	American Assets Trust Inc REIT		385,750
24,900	Apollo Investment Corp		192,726
44,200	Arbor Realty Trust Inc REIT		277,576
2,700	Asta Funding Inc		23,355
5,200	Atlanticus Holdings Corp (a)		18,616
400	Bancfirst Corp		18,620
20,400	Banco Latinoamericano de Comercio Exterior SA		456,756
17,500	Cardinal Financial Corp		256,200
106,900	Cedar Realty Trust Inc REIT		553,742
15,900	Center Bancorp Inc		201,771
7,400	Central Pacific Financial Corp (a)		133,200
600	Century Bancorp Inc Class A		21,000
11,600	Charter Financial Corp (a)		116,928
10,600	Citizens & Northern Corp		204,792
35,700	Crawford & Co Class B		200,634
22,300	Extra Space Storage Inc REIT		935,039
9,300	Farmers Capital Bank Corp (a)		201,717
1,600	FBR & Co (a)		40,416
36,300	First American Financial Corp		800,052
1,300	First Community Bancshares Inc		20,384
9,400	First Defiance Financial Corp		211,970
9,600	First Financial Bankshares Inc (b)		534,336
33,600	First Merchants Corp		576,240
18,800	Flagstar Bancorp Inc (a)(b)		262,448
3,200	Fortegra Financial Corp (a)		21,984
54,800	Franklin Street Properties Corp REIT		723,360
1,800	Geo Group Inc REIT		61,110
25,200	Hanmi Financial Corp (a)		445,284
2,500	HCI Group Inc (a)		76,800
2,400	Heartland Financial USA Inc		65,976
51,400	Hilltop Holdings Inc (a)		842,960
3,500	Home Loan Servicing Solutions Ltd		83,895
6,200	Horizon Bancorp		126,542

Shares		Value

Financial — (continued)
13,700	Imperial Holdings Inc (a)(b)	$	93,845
29,100	Kite Realty Group Trust REIT		175,473
17,000	Lakeland Financial Corp		471,750
9,600	MainSource Financial Group Inc		128,928
13,300	MGIC Investment Corp (a)		80,731
2,000	Monarch Financial Holdings Inc (a)		21,660
48,100	Monmouth Real Estate Investment Corp REIT Class A		474,747
60,800	National Penn Bancshares Inc		617,728
10,200	Nationstar Mortgage Holdings Inc (a)(b)		381,888
2,000	Nelnet Inc Class A		72,180
4,000	NGP Capital Resources Co		24,520
47,900	OFG Bancorp		867,469
17,000	One Liberty Properties Inc REIT		373,320
8,600	Orrstown Financial Services Inc (a)		109,048
5,600	Outerwall Inc (a)		328,552
53,200	Parkway Properties Inc REIT		891,632
12,000	Peoples Bancorp Inc		252,960
16,400	Popular Inc (a)		497,412
2,500	Potlatch Corp REIT		101,100
2,100	Preferred Bank (a)		34,608
69,900	Prospect Capital Corp (b)		754,920
9,600	Protective Life Corp		368,736
9,600	Provident Financial Holdings Inc		152,448
6,000	Pulaski Financial Corp		57,300
18,900	Ramco-Gershenson Properties Trust REIT		293,517
61,900	Redwood Trust Inc REIT (b)		1,052,300
16,800	Republic Bancorp Inc Class A		368,256
28,200	Sabra Health Care Inc REIT		736,302
15,200	Security National Financial Corp Class A (a)		89,984
22,800	Southwest Bancorp Inc (a)		300,960
5,300	Sovran Self Storage Inc REIT		343,387
28,300	STAG Industrial Inc REIT		564,585
7,700	Stewart Information Services Corp		201,663
14,100	Suffolk Bancorp (a)		230,394
2,300	Symetra Financial Corp		36,777
13,000	THL Credit Inc		197,470
12,600	United Fire Group Inc		312,858
5,500	Washington Federal Inc		103,840
4,900	Washington Trust Bancorp Inc		139,748
21,600	West Bancorporation Inc		253,800
105,600	Wilshire Bancorp Inc		699,072

			22,549,939

Industrial — 7.09%
5,200	Advanced Energy Industries Inc (a)		90,532
5,800	Alliant Techsystems Inc		477,514
20,400	Argan Inc		318,240
20,200	Ballantyne Strong Inc (a)		85,244
1,600	Bel Fuse Inc Class B		21,520
3,600	Covenant Transportation Group Inc Class A (a)		22,464
3,000	EMCOR Group Inc		121,950
8,100	ITT Corp		238,221
13,600	Kadant Inc		410,312
10,700	LB Foster Co Class A		461,919

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
42,500	Lihua International Inc (a)(b)	$	204,425
23,800	LoJack Corp (a)		74,970
2,400	Louisiana-Pacific Corp (a)		35,496
1,800	Mueller Industries Inc		90,774
4,700	NACCO Industries Inc Class A		269,216
2,900	Orion Marine Group Inc (a)		35,061
6,600	PGT Inc (a)		57,222
7,700	RTI International Metals Inc (a)		213,367
1,000	SL Industries Inc (a)		25,080
23,200	STR Holdings Inc (a)		52,664
4,700	SunPower Corp (a)		97,290
32,800	Swift Transportation Co (a)		542,512
51,900	Taser International Inc (a)		442,188
700	Terex Corp (a)		18,410
10,600	TRC Cos Inc (a)		74,200
5,700	US Concrete Inc (a)		93,594

			4,574,385

Technology — 6.17%
8,600	Agilysys Inc (a)		97,094
10,200	Audience Inc (a)		134,742
56,700	Brocade Communications Systems Inc (a)		326,592
900	CSG Systems International Inc (a)		19,530
9,000	Digital River Inc (a)		168,930
4,700	DST Systems Inc		307,051
4,700	Exar Corp (a)		50,619
11,700	First Solar Inc (a)(b)		523,341
79,700	FormFactor Inc (a)		537,975
13,700	Lexmark International Inc Class A (b)		418,809
20,800	Magnachip Semiconductor Corp (a)		380,016
2,800	MaxLinear Inc Class A (a)		19,600
11,700	Pericom Semiconductor Corp (a)		83,304
4,600	Pitney Bowes Inc		67,528
13,700	Rosetta Stone Inc (a)		201,938
24,100	Silicon Graphics International Corp (a)(b)		322,458
13,400	Supertex Inc		320,394

			3,979,921

Utilities — 5.12%
7,200	American States Water Co		386,424
5,700	Chesapeake Utilities Corp		293,493
2,500	Cleco Corp		116,075
12,200	Consolidated Water Co Ltd		139,446
21,300	El Paso Electric Co		752,103
13,000	Genie Energy Ltd Class B		118,950
1,100	Laclede Group Inc		50,226
18,100	PNM Resources Inc		401,639
5,900	Portland General Electric Co		180,481

Shares			Value

Utilities — (continued)
18,500	Southwest Gas Corp	$	865,615

			3,304,452

TOTAL COMMON STOCK — 97.90% (Cost $55,699,701)		$	63,183,510

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.80%
$ 1,806,000	Federal Home Loan Mortgage Corp
	0.00%(c), 07/01/2013		1,806,000

U.S. Treasury Bonds and Notes — 0.21%
135,000	U.S. Treasury Bills(d)(e)
	0.11%, 09/12/2013		134,969

Reverse Repurchase Agreements — 7.85%
253,155	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $253,155 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (f)		253,155

1,202,511	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $1,202,511 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (f)		1,202,511

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 1,202,512	Undivided interest of 2.48% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $1,202,512 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (f)	$	1,202,512

1,202,512	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $1,202,512 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (f)		1,202,512

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$1,202,512	Undivided interest of 4.90% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $1,202,512 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (f)	$1,202,512

		5,063,202

TOTAL SHORT TERM INVESTMENTS — 10.86% (Cost $7,004,171)		$7,004,171

TOTAL INVESTMENTS — 108.76% (Cost $62,703,872)		$70,187,681

OTHER ASSETS & LIABILITIES, NET — (8.76)%		$(5,651,593)

TOTAL NET ASSETS — 100.00%		$64,536,088

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 28, 2013.
(c)	The security’s yield to maturity was less than 0.01%.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(f)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	10	USD	$974,700	September 2013	$12,680

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Invesco Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $4,924,278 of securities on loan)(a)	$65,124,479
Reverse repurchase agreements, fair value(b)	5,063,202
Cash	92,615
Dividends receivable	58,486
Subscriptions receivable	19,490
Receivable for investments sold	4,083,236

Total Assets	74,441,508

LIABILITIES:
Payable to investment adviser	69,561
Payable upon return of securities loaned	5,063,202
Redemptions payable	11,258
Payable for investments purchased	4,759,618
Variation margin on futures contracts	1,781

Total Liabilities	9,905,420

NET ASSETS	$64,536,088

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$538,819
Paid-in capital in excess of par	47,573,007
Net unrealized appreciation on investments and futures contracts	7,496,489
Undistributed net investment income	32,304
Accumulated net realized gain on investments and futures contracts	8,895,469

TOTAL NET ASSETS	$64,536,088

CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	5,388,194

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.98

(a) Cost of investments	$57,640,670
(b) Cost of reverse repurchase agreements	$5,063,202

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Invesco Small Cap Value Fund

INVESTMENT INCOME:
Interest	$170
Income from securities lending	27,297
Dividends	998,641

Total Income	1,026,108

EXPENSES:
Management fees	463,517

Total Expenses	463,517

NET INVESTMENT INCOME	562,591

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,886,341
Net realized gain on futures contracts	156,133

Net realized gain on investments	8,042,474

Net change in unrealized appreciation on investments	738,342
Net change in unrealized depreciation on futures contracts	(10,770)

Net change in unrealized appreciation on investments	727,572

Net Realized and Unrealized Gain on Investments and Futures Contracts	8,770,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,332,637

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Invesco Small Cap Value Fund

OPERATIONS:
Net investment income	$562,591	$972,293
Net realized gain on investments	8,042,474	6,310,023
Net change in unrealized appreciation on investments	727,572	3,725,353

Net Increase in Net Assets Resulting from Operations	9,332,637	11,007,669

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(530,287)	(1,729,764)
From net realized gains	–	(3,139,576)

Total Distributions	(530,287)	(4,869,340)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,991,253	10,567,073
Shares issued in reinvestment of distributions	530,287	4,869,340
Shares redeemed	(20,144,611)	(17,118,419)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,623,071)	(1,682,006)

Total Increase in Net Assets	179,279	4,456,323

NET ASSETS:
Beginning of period	64,356,809	59,900,486

End of period (a)	$64,536,088	$64,356,809

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	915,318	997,385
Shares issued in reinvestment of distributions	44,826	465,942
Shares redeemed	(1,653,503)	(1,591,929)

Net Decrease	(693,359)	(128,602)

(a) Including undistributed net investment income:	$32,304	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008(a)
Great-West Invesco Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.58		$9.65		$11.06	$8.45	$7.06	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.16	(b)	0.06	0.07	0.07	0.05
Net realized and unrealized gain (loss)	1.40		1.62		(0.73)	2.61	1.39	(2.94)

Total From Investment Operations	1.50		1.78		(0.67)	2.68	1.46	(2.89)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.30)		(0.06)	(0.07)	(0.07)	(0.05)
From net realized gains	–		(0.55)		(0.68)	–	–	–

Total Distributions	(0.10)		(0.85)		(0.74)	(0.07)	(0.07)	(0.05)

NET ASSET VALUE, END OF PERIOD	$11.98		$10.58		$9.65	$11.06	$8.45	$7.06

TOTAL RETURN(c)	14.18%	(d)	18.58%		(6.02%)	31.76%	20.87%	(28.84%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$64,536		$64,357		$59,900	$71,817	$141,031	$145,850
Ratio of expenses to average net assets	1.40%	(e)	1.40%		1.40%	1.40%	1.40%	1.40%	(e)
Ratio of net investment income to average net assets	1.70%	(e)	1.54%		0.53%	0.50%	1.25%	1.24%	(e)
Portfolio turnover rate	56%	(d)	104%		127%	86%	95%	66%	(d)

(a)	The Fund’s inception date was May 15, 2008.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Semi-Annual Report - June 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$60,580,596	$—	$—	$60,580,596
Foreign Common Stock	2,602,914	—	—	2,602,914
Short Term Investments (a)	—	7,004,171	—	7,004,171
Derivative Investments:
Futures Contracts (b)	12,680	—	—	12,680

Total Investments	$63,196,190	$7,004,171	$0	$70,200,361

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 28, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 28, 2013

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 11 futures contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$12,680(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$156,133	Net change in unrealized depreciation on futures contracts	$(10,770)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 28, 2013

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $36,803,621 and $46,092,671, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $62,797,388. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $9,593,757 and gross depreciation of securities in which there was an excess of tax cost over value of $2,203,464 resulting in net appreciation of $7,390,293.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $4,924,278 and received collateral of $5,063,202 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one- and three-year periods ended December 31, 2012 and quarterly returns for the third and fourth quarters ended December 31, 2008 and for the four-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2012 and was in the second and first quartiles of its peer group for the one- and three-year periods ended December 31, 2012, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were above the respective average and median contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was above the median of its peer group and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), the Fund’s total annual operating expense ratio was below the average of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West

Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013